Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues (note 3)
License fees	$ (206)	$ 492	$ 226	$ 1,016
Development Services	(77)	1,030	889	2,125
Product sales			57
Royalties	24	19	43	27
Supply chain	37	43	80	84
Total revenues	(222)	1,584	1,295	3,252
Operating expenses
Cost of sales	13	12	92	41
Research and development expenses	2,398	1,768	4,788	3,226
General and administrative expenses	1,781	1,645	3,339	2,909
Selling expenses	302	318	605	564
Total operating expenses	4,494	3,743	8,824	6,740
Loss from operations	(4,716)	(2,159)	(7,529)	(3,488)
Gain (loss) due to changes in foreign currency exchange rates	502	82	676	(166)
Other finance costs	(2)	(7)	(3)	(17)
Net finance income (costs)	500	75	673	(183)
Loss before income taxes	(4,216)	(2,084)	(6,856)	(3,671)
Income tax recovery				129
Net loss	(4,216)	(2,084)	(6,856)	(3,542)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	42	(126)	79	421
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans (note 7)	5,276	(968)	8,025	(86)
Comprehensive income (loss)	$ 1,102	$ (3,178)	$ 1,248	$ (3,207)
Net loss per share [basic and diluted]	$ (0.87)	$ (0.43)	$ (1.41)	$ (0.82)
Weighted average number of shares outstanding (note 11):
Basic	4,855,876	4,848,129	4,855,876	4,335,821
Diluted	4,855,876	4,848,129	4,855,876	4,335,821